Assets and Disposal Groups Held For Sale	12 Months Ended
Mar. 31, 2019
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Assets and Disposal Groups Held For Sale
50	ASSETS AND DISPOSAL GROUPS HELD FOR SALE

The table below shows non-current assets and disposal groups held for sale at March 31, 2019 and 2018.

	At March 31,
	2019	2018
	(In millions)
Assets held for sale:
Loans and advances(1)	¥—	¥3,010,314
Property, plant and equipment	57	1,435,637
Intangible assets	—	179,358
All other assets	—	1,026,641

Total	57	5,651,950	(2)

Liabilities directly associated with the assets held for sale:
Borrowings	—	1,631,681
Debt securities in issue	—	1,422,402
All other liabilities	—	562,858

Total	¥—	¥3,616,941	(2)

(1)	The balance in Loans and advances mainly consists of lease financing.
(2)	The assets and liabilities of Sumitomo Mitsui Finance and Leasing Company, Limited (“SMFL”) were classified as held for sale during the fiscal year ended March 31, 2018.

Other reserves relating to non-current assets and disposal groups held for sale at March 31, 2019 and 2018 were nil and ¥52,146 million, respectively.

Reorganization of joint leasing partnership

On November 6, 2017, the SMBC Group announced that it had entered into a basic agreement with Sumitomo Corporation (“Sumitomo Corp”) concerning the reorganization of its joint leasing partnership, subject to the approval of foreign and domestic regulatory authorities. The final agreement regarding the reorganization was concluded on March 30, 2018 and in this reorganization, the Company planned to reduce its equity interest in SMFL from 60% to 50% and Sumitomo Corp planned to increase its equity interest in SMFL from 40% to 50%. As a result, SMFL would cease to be the Company’s consolidated subsidiary and would become its joint venture, and SMFL’s consolidated subsidiaries SMBC Aviation Capital Limited and SMFL Capital Company, Limited would become the SMBC Group’s equity method investees. Based on the facts and circumstances, the SMBC Group determined that the reorganization within one year was considered highly probable and therefore the assets and liabilities of SMFL and its subsidiaries were classified as held for sale during the fiscal year ended March 31, 2018.

On November 28, 2018, based on the final agreement described above, the SMBC Group transferred a portion of its shares of SMFL to SMFL. The SMBC Group received a cash consideration of ¥176,284 million for losing control of SMFL and its subsidiaries. The total amount of cash and cash equivalents in these companies was ¥15,411 million. The SMBC Group recognized gains of ¥47,887 million associated with the loss of control of these companies, of which ¥10,251 million was attributable to remeasuring the interests retained in these companies at fair value. These were included in “Other income” in the consolidated income statements.